Equity (Details) - USD ($)						1 Months Ended	12 Months Ended
		Jan. 20, 2024	Jun. 17, 2022	Jun. 03, 2022	Sep. 09, 2021	Feb. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Feb. 11, 2024	Mar. 31, 2021	Aug. 01, 2019
Equity [Line Items]
Capital shares authorized							50,000,000
Share par value (in Dollars per share)							$ 0.001	$ 0.001
Ordinary shares issued							37,015,807	35,004,635
Shares authorized							150,000,000	150,000,000
Ordinary shares, outstanding							37,015,807	35,004,635
Purchase price (in Dollars per share)				$ 5						$ 2.5
Offering costs (in Dollars)				$ 2,507,160
Service fee (in Dollars)		$ 200,000	$ 200,000
Share-based compensation expenses (in Dollars)			$ 200,000
Company's shares		50,000
Net proceeds of private placement (in Dollars)							$ 4,389,992
Aggregation of ordinary shares							11,172	4,365
Warrants per share (in Dollars per share)							$ 0.01
Ordinary shares equal percentage							6.00%
Exercise price percentage							120.00%
Exercisable years							3 years
Cancel of warrants						300,000
Cash consideration (in Dollars)						$ 300,000
Paid to underwriter (in Dollars)							$ 300,000
Warrant [Member]
Equity [Line Items]
Share par value (in Dollars per share)										$ 2.75
Ordinary shares issued										2,000,000
Shares issued
Shares outstanding
Sole Shareholder [Member]
Equity [Line Items]
Surrendered ordinary shares					20,000,000
Surrendered par value (in Dollars per share)					$ 0.001
Board of Directors Chairman [Member]
Equity [Line Items]
Share par value (in Dollars per share)					$ 0.001
Share capital (in Dollars)					$ 150,000
Shares authorized					150,000,000
Ordinary Shares [Member]
Equity [Line Items]
Share par value (in Dollars per share)							$ 0.001		$ 0.001
Ordinary shares issued									30,000,000	2,000,000	30,000,000	50,000,000
Shares authorized									150,000,000
Ordinary shares, outstanding	[1]						37,015,807	35,004,635	30,000,000		30,000,000
Number of share issued	[1]							5,000,000
Aggregation of ordinary shares							11,172	4,365
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Share par value (in Dollars per share)										$ 2.75
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Share par value (in Dollars per share)					$ 0.001
Share capital (in Dollars)					$ 50,000
Shares authorized					50,000,000
IPO [Member]
Equity [Line Items]
Ordinary shares issued				5,000,000
Net proceeds from IPO (in Dollars)				$ 22,492,840			$ 25,000,000
Number of share issued				5,000,000
Ordinary Shares [Member]
Equity [Line Items]
Number of share issued			50,000
Private Placement [Member]
Equity [Line Items]
Share par value (in Dollars per share)										$ 0.001
Ordinary shares issued										2,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11).